Consolidated Shareholders' Equity - Summary of Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€) shares € / shares
Restricted share plan 2023
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	3,838,434
Fair value of plan at the date of grant | €	€ 326
Service period	3 years
Restricted share plan 2023 | Without market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	2,425,047
Fair value per share awarded (in euros per share) | € / shares	€ 87.69
Restricted share plan 2023 | With market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,413,387
Restricted share plan 2023 | With market condition | Excluding General Director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,209,790
Fair value per share awarded (in euros per share) | € / shares	€ 83.74
Restricted share plan 2023 | With market condition | Chief Executive Officer
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	82,500
Fair value per share awarded (in euros per share) | € / shares	€ 82.17
Restricted share plan 2023, additional shares | With market condition | Excluding General Director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	121,097
Fair value per share awarded (in euros per share) | € / shares	€ 43.60